Employee Compensation - Pension and Other Employee Future Benefits	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Employee Compensation - Pension and Other Employee Future Benefits
Note 22: Employee Compensation – Pension and Other Employee Future Benefits
Pension and Other Employee Future Benefit Plans
We sponsor a number of arrangements globally that provide pension and other employee future benefits to our retired and current employees. The largest of these arrangements, by defined benefit obligation, are the primary defined benefit pension plans for employees in Canada and the United States and the primary other employee future benefit plan for employees in Canada.
Pension arrangements include defined benefit pension plans, as well as supplementary arrangements that provide pension benefits in excess of statutory limits. Generally, under these plans we provide retirement benefits based on an employee’s years of service and average annual earnings over a period of time prior to retirement. Our pension and other employee future benefit expenses, recorded in non-interest expense, employee compensation, in our Consolidated Statement of Income, mainly comprise the current service cost plus or minus the interest on net defined benefit assets or liabilities. In addition, we provide defined contribution pension plans to our employees. The costs of these plans, recorded in non-interest expense, employee compensation, in our Consolidated Statement of Income, are equal to our contributions to the plans.
Effective December 31, 2020, the primary defined benefit pension plan for employees in Canada was closed to new employees hired after that date. Employees hired or transferred to BMO Canada on or after January 1, 2021 are eligible to participate in a defined contribution pension plan once they have completed the waiting period of six months of continuous service.
We also provide other employee future benefits, including health and dental care benefits and life insurance, for eligible current and retired employees.
Short-term employee benefits, such as salaries, paid absences, bonuses and other benefits, are accounted for on an accrual basis over the period in which the employees provide the related services.
Investment Policy
The defined benefit pension plans are administered under an established governance structure, with oversight exercised by the Board of Directors.
The plans are managed under a framework that considers both assets and liabilities in the development of an investment policy and management of risk. We have implemented a liability-driven investment strategy for the primary Canadian and U.S. plans to enhance risk-adjusted returns while reducing the plans’ surplus volatility. This strategy has reduced the impact of the plans on our regulatory capital.
The plans invest in asset classes that include equities, fixed income and alternative strategies, under established investment guidelines. Plan assets are diversified across asset classes and by geographic exposure. They are managed by asset management firms that are responsible for the selection of investment securities. Derivative instruments are permitted under policy guidelines and are generally used to hedge foreign currency exposures, manage interest rate exposures or replicate the return of an asset.
Risk Management
The defined benefit pension plans are exposed to various risks, including market risk (interest rate, equity and foreign currency risks), credit risk, operational risk, surplus risk and longevity risk. We follow a number of approaches to monitor and actively manage these risks, including:
•	monitoring surplus-at-risk, which measures a plan’s risk exposures in an asset-liability framework;
•	stress testing and scenario analyses to evaluate the volatility of the plans’ financial positions and any potential impact on the bank;
•	hedging of foreign currency and interest rate risk exposures within policy limits;
•	controls related to asset mix allocations, geographic allocations, portfolio duration, credit quality of debt securities, sector guidelines, issuer/counterparty limits and others; and
•	ongoing monitoring of exposures, performance and risk levels.
Pension and Other Employee Future Benefit Liabilities
Our actuaries perform valuations of our defined benefit obligations for pension and other employee future benefits as at October 31 of each year using the projected unit credit method based on management’s assumptions about discount rates, rates of compensation increase, retirement age, mortality and health care cost trend rates.
The discount rates for the primary Canadian and U.S. pension and other employee future benefit plans were selected based on the yields of high-quality AA rated corporate bonds with terms matching the plans’ cash flows.
The fair value of plan assets is deducted from the defined benefit obligation to determine the net defined benefit asset or liability. For defined benefit pension plans that are in a net defined benefit asset position, the recognized asset is limited to the present value of economic benefits available in the form of future refunds from the plan or reductions in future contributions to the plan (the asset ceiling). Changes in the asset ceiling are recognized in other comprehensive income. Components of the change in our net defined benefit assets or liabilities and our pension and other employee future benefit expenses are as follows:
Current service cost
represents benefits earned in the current year. The cost is determined with reference to the current workforce and the amount of benefits to which employees will be entitled upon retirement, based on the provisions of our benefit plans.
Interest on net defined benefit asset or liability
represents the increase in the net defined benefit asset or liability that results from the passage of time and is determined by applying the discount rate
to the net defined benefit asset or liability.

Actuarial gains and losses
may arise in two ways. First, each year our actuaries recalculate the defined benefit obligations and compare them to those estimated as at the previous year end. Any differences that result from changes in demographic and economic assumptions or from plan member experience being different from management’s expectations at the previous year end are considered actuarial gains or losses. Second, actuarial gains and losses arise when there are differences between the discount rate and actual returns on plan assets. Actuarial gains and losses are recognized immediately in other comprehensive income as they occur and are not subsequently reclassified to income in future periods.
Plan amendments
are changes in our defined benefit obligations that result from changes to provisions of the plans. The effects of plan amendments are recognized immediately in income when a plan is amended.
Settlements
occur when defined benefit obligations for plan participants are settled, usually through lump sum cash payments, and as a result we no longer have any obligation to provide such participants with benefit payments in the future.
Funding of Pension and Other Employee Future Benefit Plans
We fund our defined benefit pension plans in Canada and the United States in accordance with statutory requirements, and the assets in these plans are used to pay benefits to retirees and other employees. Some groups of employees are also eligible to make voluntary contributions in order to receive enhanced benefits. Our supplementary pension plan in Canada is funded, while the supplementary pension plan in the United States is unfunded.
Our other employee future benefit plans in Canada and the United States are either funded or unfunded. Benefit payments related to these plans are paid either through the respective plan or directly by us.
We measure the fair value of plan assets for our plans in Canada and the United States as at October 31. In addition to actuarial valuations for accounting purposes, we are required to prepare valuations for determining our minimum funding requirements for our pension arrangements in accordance with the relevant statutory framework (our funding valuation). The most recent funding valuation for our primary Canadian pension plan was prepared as of October 31, 2023, and the next valuation is required no later than October 31, 2026. The most recent funding valuation for our primary U.S. pension plan was performed as at January 1, 2024.
We amended certain other employee future benefit plans in the first quarter of 2024. These amendments combined the administration of a few plans. In addition, we converted one defined contribution plan into a defined benefit plan and therefore brought a net asset onto our Consolidated Balance Sheet equal to the surplus assets in that plan. This resulted in a benefit of
$
84

million from plan amendments that was recognized as a reduction in employee compensation expense
. When there are surplus assets, we must assess the economic benefit to the bank. Given there are no immediate economic benefits without further plan amendments, the surplus assets of
$
62

million in the combined plans were reduced to
$
nil
through other comprehensive income.
A summary of plan information for the past two years is as follows:

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2024	2023	2024	2023
Defined benefit obligation	$8,365	$7,513	$954	$880
Fair value of plan assets	9,431	8,559	245	138
Net surplus (deficit)	1,066	1,046	(709)	(742)
Effect of asset ceiling	(3)	–	(110)	–
Net surplus (deficit), net of the effect of the asset ceiling	$1,063	$1,046	$(819)	$(742)
Net surplus (deficit) comprises :
Funded or partially funded plans	1,223	1,209	44	81
Unfunded plans	(160)	(163)	(863)	(823)
Net surplus (deficit), net of the effect of the asset ceiling	$1,063	$1,046	$(819)	$(742)
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2024	2023	2024	2023
Annual benefits expense
Current service cost	$153	$163	$5	$6
Net interest (income) expense (1)	(61)	(64)	40	42
Impact of plan amendments	–	(1)	(84)	(51)
Administrative expenses	11	10	–	–
Remeasurement of other long-term benefits	–	–	5	9
Benefits expense	$103	$108	$(34)	$6
Government pension plans expense (2)	375	361	–	–
Defined contribution expense	290	271	–	–
Total annual pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$768	$740	$(34)	$6

(1)
Net
interest
(income)
expense
is increased by

$nil million for pension benefit plans and $3
million for other employee future benefit plans for 2024 ($nil million and $nil million, respectively, for 2023) as a result of assets written down through other comprehensive income due to the asset ceiling.

(2)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act .
Weighted-Average Assumptions

	Pension benefit plans		Other employee future benefit plans
	2024	2023	2024		2023
Defined Benefit Expenses
Discount rate at beginning of year (1) (2)	5.8%	5.5%	5.7%		5.5%
Rate of compensation increase	2.1%	2.3%	na		na
Assumed overall health care cost trend rate	na	na	4.8%	(4)	4.7%	(3)

Defined Benefit Obligation
Discount rate at end of year	4.9%	5.8%	4.8%		5.7%
Rate of compensation increase	2.1%	2.1%	na		na
Assumed overall health care cost trend rate	na	na	4.8%	(3)	4.8%	(4)

(1)	The pension benefit current service cost was calculated using a separate discount rate of 5.6% and 5.4% for 2024 and 2023, respectively.
(2)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 5.7% and 5.5% for 2024 and 2023, respectively.
(3)	Trending to 4.00% in 2041 and remaining at that level thereafter.
(4)	Trending to 4.03% in 2040 and remaining at that level thereafter.
na – not applicable
Assumptions regar
din
g future mortality are based on published statistics and mortality tables calibrated to plan experience, when applicable. The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2024	2023	2024	2023
Life expectancy for those currently age 65
Males	24.0	23.9	22.0	21.9
Females	24.3	24.3	23.3	23.3

Life expectancy at age 65 for those currently age 45
Males	24.9	24.8	23.2	23.1
Females	25.2	25.2	24.5	24.5

Changes in the estimated financial positions of our defined benefit pension plans and other employee future
benefit plans are as follows:

(Canadian $ in millions, except as noted)	Pension benefit plans		Other employee future benefit plans
	2024	2023	2024	2023
Defined benefit obligation
Defined benefit obligation at beginning of year	$7,513	$7,082	$880	$928
Acquisition of defined benefit obligation (1)	–	563	–	28
Settlements (2)	(147)	–	–	–
Current service cost	153	163	5	6
Interest cost	418	393	49	50
Impact of plan amendments	–	(1)	15	(51)
Benefits paid	(481)	(449)	(59)	(58)
Employee contributions	20	20	6	6
Actuarial (gains) losses due to:
Changes in demographic assumptions	–	–	(12)	(2)
Changes in financial assumptions	851	(349)	81	(19)
Plan member experience	31	46	(11)	(10)
Foreign exchange and other	7	45	–	2
Defined benefit obligation at end of year	8,365	7,513	954	880
Wholly or partially funded defined benefit obligation	8,205	7,350	91	57
Unfunded defined benefit obligation	160	163	863	823
Total defined benefit obligation	8,365	7,513	954	880
Fair value of plan assets
Fair value of plan assets at beginning of year	8,559	8,261	138	147
Acquisition of plan assets (1)	–	487	–	–
Settlements (2)	(147)	–	–	–
Impact of plan amendments	–	–	100	–
Interest income	479	457	12	8
Return on plan assets (excluding interest income)	979	(300)	1	(12)
Employer contributions	25	50	45	45
Employee contributions	20	20	6	6
Benefits paid	(481)	(449)	(59)	(58)
Administrative expenses	(12)	(10)	–	–
Foreign exchange and other	9	43	2	2
Fair value of plan assets at end of year	9,431	8,559	245	138
Effect of asset ceiling	(3)	–	(110)	–
Net surplus (deficit), net of the effect of the asset ceiling	$1,063	$1,046	$(819)	$(742)
Recorded in:
Other assets	1,252	1,225	44	81
Other liabilities	(189)	(179)	(863)	(823)
Net surplus (deficit), net of the effect of the asset ceiling	$1,063	$1,046	$(819)	$(742)
Actuarial gains (losses) recognized in other comprehensive income
Net actuarial (losses) on plan assets	979	(300)	1	(12)
Effect of asset ceiling	(3)	–	(107)	–
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	–	–	15	14
Changes in financial assumptions	(851)	349	(74)	17
Plan member experience	(31)	(46)	6	9
Foreign exchange and other	(3)	(8)	–	–
Actuarial gains (losses) recognized in other comprehensive income for the year	$91	$(5)	$(159)	$28

(1)	Relates to the defined benefit plan included in our acquisition of Bank of the West in fiscal 2023. Refer to Note 10 for further information.
(2)
We completed a buyout of our UK pension plan in the fourth quarter of 2024 whereby we transferred our defined benefit obligations and an equal amount of plan assets to a third-party insurer, who has assumed the responsibility of administering payments to the plan members. We do not have any further involvement in the plan. There was no pre-tax impact from this transfer. Deferred tax assets and liabilities related to the pension plan were reduced to $nil.

Plan Asset Allocations and Fair Value
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis. The asset allocation ranges, weighted-average actual asset allocations and fair values of plan assets held by our primary plans as at October 31, 2024 and 2023 are as follows:

(Canadian $ in millions)	2024					2023
	Target range	% of total	Quoted	Unquoted	Total	Target range	% of total	Quoted	Unquoted	Total
Equities	15 – 40%	22%	$1,060	$852	$1,912	15 – 40%	20%	$925	$663	$1,588
Fixed income investments	40 – 55%	49%	96	4,467	4,563	40 – 60%	49%	168	3,855	4,023
Alternative strategies	10 – 35%	29%	–	2,681	2,681	10 – 40%	31%	–	2,537	2,537
		100%	$1,156	$8,000	$9,156		100%	$1,093	$7,055	$8,148
No plan assets are directly invested in securities of the bank or those of its related parties as at October 31, 2024 and 2023. Our primary Canadian plan also did no
t
directly hold, through pooled funds, any of our common shares and fixed income securities as at October 31, 2024 and 2023. The plans do not hold any property we occupy or other assets we use.
Sensitivity of Assumptions
Key weighted-average assumptions for 2024 used in measuring the defined benefit obligations for our primary plans are outlined in the following table. The sensitivity analysis provided in the table should be used with caution, as it is hypothetical and the impact of changes in each key assumption may not be linear. The sensitivities to changes in each key variable have been calculated independently of the impact of changes in other key variables. Actual experience may result in simultaneous changes in a number of key assumptions, which would amplify or reduce certain sensitivities.

(Canadian $ in millions, except as noted)	Defined benefit obligation
	Pension benefit plans	Other employee future benefit plans
Discount rate (%)	4.9	4.8
Impact of: 1% increase ($)	$ (839)	$ (73)
1% decrease ($)	1,037	86
Rate of compensation increase (%)	2.1	na
Impact of: 0.25% increase ($)	$ 37	na
0.25% decrease ($)	(36)	na
Mortality
Impact of: 1 year shorter life expectancy ($)	$ 154	$ 20
1 year longer life expectancy ($)	(157)	(20)
Assumed overall health care cost trend rate (%)	na	4.8 (1)
Impact of: 1% increase ($)	na	$ 29
1% decrease ($)	na	(29)

(1)	Trending to 4.00% in 2041 and remaining at that level thereafter.
na – not applicable
Maturity Profile
The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2024	2023
Canadian pension plans	13.0	12.1
U.S. pension plans	7.5	7.2
Canadian other employee future benefit plans	11.7	11.2
Cash Flows
Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2024	2023	2024	2023
Net contributions (refund) to defined benefit plans	$(25)	$7	$–	$–
Contributions to defined contribution plans	290	271	–	–
Benefits paid directly to pensioners	50	43	45	45
	$315	$321	$45	$45
Our best estimate of the contributions and benefits paid directly to pensioners we expect to make for the year ending October 31, 2025 is approximately $
43
 million for our defined benefit pension plans and $
45
 million for our other employee future benefit plans. Benefit payments from our defined benefit and other employee future benefit plans to retirees for the year ending October 31, 2025 are estimated to be $
586
 million.